Note 3 - Inventories - Components of Inventories (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Network equipment purchased for resale	¥ 1,053,574	¥ 1,093,001
Work in process	660,973	1,705,053
Total inventories	¥ 1,714,547	¥ 2,798,054